Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 2,462	$ 1,161	$ 13,059			$ 12,006
Accounts receivable, less allowance for doubtful accounts of $2,015 at September 30, 2012, $1,919 at December 31, 2011 and $2,000 at December 31, 2010	75,127	70,592		59,962
Inventories	8,694	6,023		4,761
Deferred income taxes, net	10,115	9,960		10,715
Other current assets	4,974	4,392		3,342
Total current assets	101,372	92,128		78,780
Property and equipment, net:
Medical equipment, net	240,208	235,887		206,842
Property and office equipment, net	29,628	28,460		20,762
Total property and equipment, net	269,836	264,347		227,604
Other long-term assets:
Goodwill	335,577	325,911		280,211	280,211
Other intangibles, net	237,954	241,440		234,915
Other, primarily deferred financing costs, net	15,785	13,106		11,518
Total assets	960,524	936,932		833,028	835,403
Current liabilities:
Current portion of long-term debt	6,425	5,627		3,764
Interest rate swap		4,755
Book overdrafts	1,966	3,614		3,566
Accounts payable	34,670	31,359		26,943
Accrued compensation	16,427	11,571		11,648
Accrued interest	8,200	4,937		3,601
Dividend payable	780	771
Other accrued expenses	11,756	10,352		9,472
Total current liabilities	80,224	72,986		58,994
Long-term debt, less current portion	696,682	665,470		521,281
Pension and other long-term liabilities	13,220	12,981		6,302
Payable to Parent	21,622	19,019		13,702
Deferred income taxes, net	75,295	73,289		69,663
Commitments and contingencies
Equity
Common stock, $0.01 par value; 1,000 shares authorized, issued and outstanding at September 30, 2012, December 31, 2011, and December 31, 2010
Additional paid-in capital	214,294	214,294		248,794
Accumulated deficit	(132,256)	(109,666)		(87,276)
Accumulated other comprehensive loss	(8,940)	(11,827)		(14,779)
Total Universal Hospital Services, Inc. equity	73,098	92,801		146,739
Non controlling interest	383	386
Total equity	73,481	93,187	103,544	146,739	173,991	188,451
Total liabilities and equity	$ 960,524	$ 936,932		$ 833,028